Intangible assets - Finite-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 38,321	$ 38,981
Accumulated amortization	25,246	22,152
Net book value	13,075	16,829
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Cost	20,386	21,142
Accumulated amortization	9,333	7,978
Net book value	11,053	13,164
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	5,457	5,150
Accumulated amortization	4,917	4,369
Net book value	540	781
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Cost	12,150	12,355
Accumulated amortization	10,668	9,476
Net book value	1,482	2,879
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Cost	328	334
Accumulated amortization	328	329
Net book value	$ 0	$ 5